Investments Accounted for Using the Equity Method	12 Months Ended
Dec. 31, 2019
Disclosure Of Significant Investments In Associates And Joint Ventures [Abstract]
Investments Accounted for Using the Equity Method

15.  INVESTMENTS ACCOUNTED FOR USING THE EQUITY METHOD

a)	The following tables present the changes in shareholders’ equity of the Group’s equity method investments during the years ended December 31, 2019 and 2018:

											Other		Argentine
						Balance as of				Foreign Currency	Comprehensive	Other	hyperinflationary	Balance as of
Taxpayer ID					Ownership Interest	1/1/2019	Additions	Share of Profit (Loss)	Dividends Declared	Translation	Income	Increase (Decrease)	economy	12/31/2019
No,	Associates and Joint Ventures	Relationship	Country	Functional Currency	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreigner	Yacylec S.A.	Associate	Argentina	Argentine peso	33.33%	556	—	(227)	—	(362)	—	668	585	1,220
Foreigner	Sacme S.A.	Associate	Argentina	Argentine peso	50.00%	236	—	20	(62)	(87)	—	—	79	186
Foreigner	Central Termica Manuel Belgrano	Associate	Argentina	Argentine peso	25.60%	868	—	117	(631)	(322)	—	—	—	32
Foreigner	Central Termica San Martin	Associate	Argentina	Argentine peso	25.60%	931	—	165	(501)	(346)	—	—	—	249
Foreigner	Central Vuelta Obligado S.A.	Associate	Argentina	Argentine peso	40.90%	5	—	508	(220)	(2)	—	—	—	291
					TOTAL	2,596	—	583	(1,414)	(1,119)	—	668	664	1,978

											Other		Argentine
						Balance as of				Foreign Currency	Comprehensive	Other	hyperinflationary	Balance as of
Taxpayer ID					Ownership Interest	1/1/2018	Additions	Share of Profit (Loss)	Dividends Declared	Translation	Income	Increase (Decrease)	economy	12/31/2018
No,	Associates and Joint Ventures	Relationship	Country	Functional Currency	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Foreigner	Yacylec S.A.	Associate	Argentina	Argentine peso	22.22%	1,221	—	441	(1,145)	39	—	—	—	556
Foreigner	Sacme S.A.	Associate	Argentina	Argentine peso	50.00%	14	—	(160)	—	(258)	—	—	640	236
Foreigner	Central Termica Manuel Belgrano	Associate	Argentina	Argentine peso	25.60%	830	—	1,027	(453)	(536)	—	—	—	868
Foreigner	Central Termica San Martin	Associate	Argentina	Argentine peso	25.60%	671	—	1,144	(422)	(462)	—	—	—	931
Foreigner	Central Vuelta Obligado S.A.	Associate	Argentina	Argentine peso	40.90%	11	—	—	—	(6)	—	—	—	5
					TOTAL	2,747	—	2,452	(2,020)	(1,223)	—	—	640	2,596

b)	Additional financial information on investments in associates:

•	Investments with significant influence

The following tables set forth financial information as of December 31, 2019 and 2018, from the Financial Statements of the investments in associates where the Group has significant influence:

	December 31, 2019
	Ownership Interest Direct / Indirect	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Revenue	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Yacylec S.A.	33.33%	4,831	1,323	932	1,562	3,085	(4,155)	(1,070)	(1,585)	(2,655)

	December 31, 2018
	Ownership Interest Direct / Indirect	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Revenue	Expenses	Profit (Loss)	Other Comprehensive Income	Comprehensive Income
Investments with Significant Influence	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Yacylec S.A.	22.22%	2,914	732	1,032	110	2,984	(1,282)	1,702	179	1,881

None of our associates have published price quotations.

There are no significant commitments and contingencies, or restrictions to the availability of funds in associated companies and joint ventures.